CORNERCAP GROUP OF FUNDS

Supplement dated December 10, 2004
to
Prospectus dated July 30, 2004

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

This supplement provides important information about the fund.  It should be read in conjunction with the Prospectus.

The following is hereby added to the “Additional Information About Purchases, Redemptions and Exchanges” disclosure on page 22 in the Prospectus dated July 30, 2004:

Financial Intermediaries:  If you purchase or redeem Fund shares through a financial intermediary, your investment representative is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.  Certain investment representatives have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers after 4 pm and still receive the net asset value determined as of that day, so long as such orders were received by the investment representative prior to 4 pm.

CORNERCAP GROUP OF FUNDS

Supplement dated December 10, 2004
to
Statement of Additional Information dated July 30, 2004

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

This supplement provides important information about the fund.  It should be read in conjunction with the Statement of Additional Information.

The following is hereby added to the “Purchase and Redemption of Shares” disclosure on page 20 of the Statement of Additional Information:

BROKERAGE ARRANGEMENTS

The Funds have authorized one or more brokers to accept on their behalf purchase and redemption order.  Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  Customer orders will be priced at the Fund’s Net Asset Value next computed after they are accepted by an authorized broker or the broker’s authorized designee.